PARENT COMPANY	12 Months Ended
Jun. 30, 2020
Condensed Financial Information Disclosure [Abstract]
PARENT COMPANY
23.	PARENT COMPANY

Condensed financial information of WVS Financial Corp. is as follows:

CONDENSED BALANCE SHEET

	June 30,
	2020	2019

	(Dollars in Thousands)
ASSETS
Interest-earning deposits with subsidiary bank	$2,676	$2,566
Certificates of deposit	993	497
Investment securities available for sale	992	—
Investment in subsidiary bank	31,952	32,320
Other assets	702	722

TOTAL ASSETS	$37,315	$36,105

LIABILITIES AND STOCKHOLDERS’ EQUITY
Other liabilities	$402	$56
Stockholders’ equity	36,913	36,049

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$37,315	$36,105

CONDENSED STATEMENT OF INCOME

	Year Ended June 30,
	2020	2019	2018

	(Dollars in Thousands)
INCOME
Interest on loans	$111	$109	$94
Interest on certificates of deposit	24	—	—
Interest on investment securities available for sale	12	—	—
Dividend from subsidiary	2,275	2,450	1,600
Interest-earning deposits with subsidiary bank	2	3	2

Total income	2,424	2,562	1,696

OTHER OPERATING EXPENSE	134	129	127

Income before equity in undistributed earnings of subsidiary	2,290	2,433	1,569
Equity in undistributed earnings of subsidiary	204	329	540

Income before income taxes	2,494	2,762	2,109
Income tax expense (benefit)	4	(33)	(16)

NET INCOME	$2,490	$2,795	$2,125

	Year Ended June 30,
	2020	2019	2018

	(Dollars in Thousands)
OPERATING ACTIVITIES
Net income	$2,490	$2,795	$2,125
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiary	(204)	(329)	(540)
Amortization of unallocated ESOP shares	158	200	177
Other, net	339	(541)	(34)

Net cash provided by operating activities	2,783	2,125	1,728

INVESTING ACTIVITIES
Available for sale:
Purchases of investment securities available for sale	(4,928)	(497)	—
Proceeds from repayments of investment securities available for sale	3,948	—	—
Purchase of certificates of deposit	(2,234)	—	—
Maturities/redemptions of certificates of deposit	1,738	—	—

Net cash used for investing activities	(1,476)	(497)	—

FINANCING ACTIVITIES
Cash dividends paid	(707)	(783)	(689)
Purchase of treasury stock	(506)	(383)	(622)
Increase in unallocated ESOP shares	—	—	(32)

Net cash used for financing activities	(1,213)	(1,166)	(1,343)

Increase in cash and cash equivalents	94	462	385
CASH AND CASH EQUIVALENTS
BEGINNING OF YEAR	2,566	2,104	1,719

CASH AND CASH EQUIVALENTS
END OF YEAR	$2,660	$2,566	$2,104